Schedule of movements in allowance for expected credit losses (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Contracts Receivable Net
Balance	$ 79,860	£ 58,202	£ 150,476
(Reversal) addition	189,204	137,892	(92,274)
Balance	$ 269,064	£ 196,094	£ 58,202